Financial assets and liabilities - NYMEX gas swaps (Details) - NYMEX gas swaps - Level 2 $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Fair value of contracts when initiated	$ 0
Premium paid or received	$ 0